Discontinued Operations (Schedule of Results of Discontinued Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Revenues			$ 1,331,000
Expenses			(3,701,000)
Other loss			(922,000)
Results of the discontinued operations			$ (3,292,000)